Schedule of Geographic Distribution of Collateral Securing Newcastle's CMBS and ABS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
CMBS Outstanding Face Amount	$ 474,992
CMBS Percentage	100.00%
ABS Outstanding Face Amount	568,313
ABS Percentage	100.00%
Western US
CMBS Outstanding Face Amount	114,027
CMBS Percentage	24.00%
ABS Outstanding Face Amount	191,778
ABS Percentage	33.70%
Northeastern US
CMBS Outstanding Face Amount	99,579
CMBS Percentage	21.00%
ABS Outstanding Face Amount	124,322
ABS Percentage	21.90%
Southeastern US
CMBS Outstanding Face Amount	88,675
CMBS Percentage	18.60%
ABS Outstanding Face Amount	127,642
ABS Percentage	22.50%
Midwestern US
CMBS Outstanding Face Amount	63,553
CMBS Percentage	13.40%
ABS Outstanding Face Amount	61,569
ABS Percentage	10.80%
Southwestern US
CMBS Outstanding Face Amount	74,830
CMBS Percentage	15.80%
ABS Outstanding Face Amount	56,728
ABS Percentage	10.00%
Other Locations
CMBS Outstanding Face Amount	14,678
CMBS Percentage	3.10%
ABS Outstanding Face Amount	6,274
ABS Percentage	1.10%
Foreign Locations
CMBS Outstanding Face Amount	19,650
CMBS Percentage	4.10%
ABS Outstanding Face Amount
ABS Percentage	0.00%